Employee Benefit Plans - Accumulated benefit obligations in excess of fair value of plan assets (Detail) - USD ($) $ in Thousands	Nov. 27, 2016	Nov. 29, 2015
Accumulated benefit obligations in excess of plan assets [Abstract]
Aggregate accumulated benefit obligation	$ 1,079,316	$ 1,053,493
Aggregate fair value of plan assets	725,830	694,440
Projected benefit obligations in excess of plan assets [Abstract]
Aggregate projected benefit obligation	1,086,842	1,087,588
Aggregate fair value of plan assets	$ 726,675	$ 722,931